Miscellaneous Payables and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Schedule of Miscellaneous Payables and Other Non-Current Liabilities

Miscellaneous payables and other non-current liabilities rose by 1,619 million euros compared to December 31, 2017. The figure breaks down as follows:

			As of December 31,
			2018	2017
			(millions of euros)

Miscellaneous payables ( non-current)
Payables to social security agencies			275	238
Income tax payables (*)			42	45
Other liabilities			1,919	16

	(a)		2,236	299
Other non current liabilities
Deferred revenues from contract with customers (Contract liabilities)			109
Other deferred revenue and income			595
Capital grants			357	391
Deferred income				988

	(b	)	1,061	1,379

Miscellaneous payables and other non-current liabilities	(a+b	)	3,297	1,678

(*)	Analyzed in the Note “Income tax expense”.

Summary of Impact Caused by Adoption of IFRS 15

The impact caused by the adoption of IFRS 15 are summarized as below:

		New IFRS Adoption
	As of December 31, 2017	IFRS 15 reclassifications	IFRS 15 adjustments	As of January 1, 2018
	(millions of euros)
Miscellaneous payables (non-current)
Payables to social security agencies	238	—	—	238
Income tax payables (*)	45	—	—	45
Other liabilities	16	—	—	16

	299	—	—	299
Other non current liabilities
Deferred revenues from contract with customers (Contract liabilities)	—	350	(251)	99
Other deferred revenue and income	—	638		638
Capital grants	391	—		391
Deferred income	988	(988)	—	—

	1,379	—	(251)	1,128

Miscellaneous payables and other non-current liabilities	1,678	—	(251)	1,427

Schedule of Payables to Social Security Agencies
•

payables to social security agencies equal to 275 million euros and mainly related to the remaining amount due to the INPS for the application of the 2015 arrangements relating to Article 4 paragraphs 1-7ter, of Italian Law 92 of June 28, 2012, the “Fornero Law” (see the Note “Employee benefits expenses” for more details).

Details are as follows:

	As of December 31,
	2018	2017
	(millions of euros)
Non-current payables:
Due from 2 to 5 years after the end of the reporting period	259	226
Due beyond 5 years after the end of the reporting period	16	12

	275	238
Current payables	173	58

Total	448	296